Transactions With Related Parties - Box Ships Inc. (Details) (USD $)	2 Months Ended	3 Months Ended	6 Months Ended			7 Months Ended	16 Months Ended
	Feb. 28, 2013	Apr. 19, 2013	Jun. 30, 2013	Jun. 30, 2012	Jul. 19, 2013	Aug. 05, 2013	Apr. 19, 2014	Dec. 31, 2012
Box Ships Inc.
Related Party Transaction [Line Items]
Percentage of ownership in Box Ships			13.80%					16.40%
Loan pre-payment from affiliate	$ 1,000,000					$ 5,000,000
Loan to affiliate - balance	13,000,000					6,000,000
Balloon payment - loan to affiliate							9,000,000
Quarterly loan repayment from affiliate		1,000,000			1,000,000
Amendment fee			65,000
Interest income related party			$ 316,326	$ 341,096
Margin Before Amendment
Related Party Transaction [Line Items]
Margin			4.00%
Margin After Amendment
Related Party Transaction [Line Items]
Margin			5.00%